Taxation - Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Loss before income tax expense	$ (60,642)	$ (3,688)
Computed income tax benefit with statutory tax rate	(15,161)	(922)
Additional deduction for research and development expenses	(362)	(345)
Tax effect of preferred tax rate	15,203	358
Tax effect of favorable tax rates on small-scale and low-profit entities	(49)	(3)
Tax effect of tax relief	(1)	(1)
Tax effect of non-deductible items	(53)	55
Tax effect of expired tax attribute carryforwards	523	166
Tax effect of deferred tax effect of tax rate change		(40)
Changes in valuation allowance	831	1,717
Income tax expense	$ 931	$ 985